DERIVATIVE LIABILITIES	9 Months Ended
Sep. 30, 2015
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

6. DERIVATIVE LIABILITIES

Warrants

Boeckmann Warrants

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The Company issued 1,800,000 warrants in connection with the issuance of 600,000 shares of common stock sold for cash during June 2014. All of the warrants vested immediately. These warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of these warrants will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

VC Advisors

On May 19, 2015, we entered into an Advisory Agreement (the “VC Agreement”) with VC Advisory, LLC, a Nevada limited liability corporation (“VC”) pursuant to which VC is providing us with financial consulting services (the “Services”). (See Note 8 Commitments).  The Agreement also requires us to issue 250,000 3-year warrants to VC, each exercisable for the purchase of one share of common stock at an exercise price equal to 102% of the average of the 10 trading day value weighted average closing price for our common stock during the period immediately prior to the date of the VC Agreement. We are required to issue 1,500,000 additional warrants to VC, each exercisable for the purchase of one share of our common stock at an exercise price equal to 102% of the average of the 10 trading day value weighted average closing price for our stock during the period immediately prior to the date of the VC Agreement in the event that VC introduces us to a party during the term who provides us with financing of not less than $5,000,000 during the term or within twelve months thereafter.

 The fair values of the aforementioned Boeckmann and VC warrants issued were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a Black-Scholes and  lattice pricing model, as applicable.

Activity for derivative warrant liabilities during the nine months ended September 30, 2015 was as follows:

Balance at December 31, 2014	$269,929
Initial valuation of derivative liabilities upon issuance of new warrants (VC Advisors) – 250,000 warrants	19,509
Decrease in fair value of derivative liability	(39,864)
Balance at September 30, 2015	$249,574

The fair value of the aforementioned warrants was valued on September 30, 2015 using a multi-nomial lattice model as to the Boeckmann Warrants with the following weighted average assumptions: (1) risk free interest rate 1.37%, (2) term of 6.71 years, (3) expected stock volatility of 180%, (4) expected dividend rate of 0%, and (5) common stock price of $0.002.

The fair value of the VC Advisors warrants was valued on September 30, 2015 using a Black-Scholes model with the following weighted average assumptions: (1) risk free interest rate 1.01%, (2) term of 3 years, (3) expected stock volatility of 118.04%, (4) expected dividend rate of 0%, and (5) common stock price of $0.11.

Derivative conversion feature on convertible debt

Activity for derivative liabilities related to the variable conversion features on convertible debt during the nine months ended September 30, 2015 was as follows:

Lender	Balance at December 31, 2014	Initial valuation of derivative liabilities upon issuance of variable feature convertible notes	Debt extinguishment /conversions	Change in fair value of derivative liability	Balance at September 30, 2015

Bluestem Advisors	$-	$229,228	$(162,125)	$23,712	$90,815
Carebourn Capital	-	1,285,894	(203,269)	(317,671)	764,954
GHS Investments	-	295,488	(93,934)	(115,550)	86,004
JMJ Financial	58,115	25,000	(55,478)	85,867	113,504
JSJ Investments	-	44,000	-	62,799	106,799
KBM	66,282	45,000	(78,912)	(32,370)	-
LG	110,867	406,707	(176,374)	347,805	689,005
RDW Capital	-	224,594	(168,673)	114,801	170,722
SBI Investments	-	758,819	(188,602)	567,442	1,137,659
VGI	-	128,716	(49,533)	7,328	86,511
Adar Bays	-	37,500	(59,520)	22,020	-
Crown Bridge Partners	-	140,000	(541,419)	401,419	-
EMA Financial	-	71,500	(327,585)	256,085	-
FireRock	-	275,271	(314,297)	39,026	-
Peak One	-	48,500	(161,984)	113,484	-
Rider Capital	-	50,000	(89,496)	39,496	-
River North	-	44,750	(182,283)	137,533	-
Tangiers	-	50,000	(123,455)	73,455	-
Union Capital	-	38,000	(198,032)	160,032	-
Total	$235,264	$4,198,967	$(3,174,971)	$1,986,713	$3,245,973

The fair value of these derivatives was valued on the date of the issuances of the 2015 convertible notes using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 0.09% - 0.36%, (2) term of 0.50- 3.0 years, (3) expected stock volatility of 120% - 269%, (4) expected dividend rate of 0%, and (5) common stock price of $0.002 - $0.11.

The fair value of these derivatives was valued on September 30, 2015 using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 0.31%, (2) term of 0.28 – 1.58 years, (3) expected stock volatility of 240% - 287%, (4) expected dividend rate of 0%, and (5) common stock price of $0.002.